INCOME TAX (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Singapore [Member]
Statement1 [Line Items]
Applicable tax rate	17.00%
South africa [Member]
Statement1 [Line Items]
Applicable tax rate	28.00%	28.00%